Statement of Cash Flows (USD $)	12 Months Ended		125 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,461,459)	$ (19,865,419)	$ (61,431,261)
Depreciation	63,297	61,129	879,530
Amortization of deferred financing charges	0	19,690	542,716
Amortization of discount on convertible promissory notes	0	205,185	3,632,995
Impairment loss	0	0	16,092,870
(Gain) loss on sale of fixed assets	0	(7,795)	42,453
(Gain) loss on change in fair value of warrant liability	(18,428)	3,700,389	3,674,034
Share based compensation	103,950	2,530,750	4,401,933
Share and warrant based payments	0	13,523,589	14,421,627
Non-cash other income from sale of mineral claims	0	(1,000,000)	(1,000,000)
Non-cash geological costs paid from the issuance of convertible promissory note	730,174	0	730,174
Changes in assets and liabilities:
Prepaid expenses and supplies	(6,091)	128,655	28,296
Other current assets	0	0	(7,875)
Certificates of deposit	0	0	(11,435)
Other assets	0	0	(25,000)
Accounts payable and accrued expenses	(27,845)	(226,163)	6,455
Accrued wages related party	89,667	(5,800)	183,367
Accrued interest	362,588	164,383	935,172
Net cash used in operating activities	(1,164,147)	(771,407)	(16,903,949)
Cash flows from investing activities:
Proceeds from the sale of fixed assets	0	269,601	407,327
Proceeds from redemption of certificate of deposit	0	0	213,232
Purchase of certificate of deposit	0	0	(204,797)
Purchase of equipment	(29,656)	(50,668)	(1,179,274)
Net cash provided by (used in) investing activities	(29,656)	218,933	(763,512)
Cash flows from financing activities:
Principal activity on long-term debt	(3,763)	(118,631)	(500,316)
Principal activity on capital lease obligation	0	0	(39,298)
Principal activity on convertible promissory notes	0	0	(286,227)
Proceeds from the issuance of common stock, net of expenses	253,120	1,284,681	12,677,875
Proceeds from the sale of convertible promissory notes	0	466,217	5,772,371
Proceeds from long-term debt	0	0	198,925
Net cash provided by financing activities	249,357	1,632,267	17,823,330
Net increase (decrease) in cash and cash equivalents for period	(944,446)	1,079,793	155,869
Cash and cash equivalents, beginning of period	1,100,315	20,522	0
Cash and cash equivalents, end of period	155,869	1,100,315	155,869
Interest paid during the period	$ 2,216	$ 1,579	$ 202,851